Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities:
Net income (loss)	$ (100,583,000)	$ (105,259,000)	$ (120,063,000)	$ (165,055,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,670,000	9,210,000	11,977,000	14,669,000
Provision for bad debts	8,202,000	7,359,000	9,915,000	9,319,000
Stock-based compensation	4,945,000	9,420,000	11,468,000	2,645,000
Gain on extinguishment of debt		(7,017,000)	(7,017,000)	(464,000)
Change in fair value - convertible instrument liability	(3,896,000)	4,549,000	5,383,000	19,810,000
Change in fair value - warrant liability	17,521,000	30,332,000	15,353,000	176,000
Non-cash interest expense	4,000	4,000	6,000	33,000
Non-cash lease expense	700,000
Amortization of debt issuance costs	599,000	179,000	978,000	116,000
Loss (gain) from disposal of property and equipment	1,000	7,000	(11,000)	21,000
Impairment loss on fixed assets		381,000	838,000
Loss (Gain) from foreign currency remeasurement	(212,000)	45,000	78,000	(329,000)
Net changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(6,827,000)	(7,226,000)	(9,144,000)	(9,321,000)
Prepaid expenses and other current assets	(1,852,000)	576,000	(1,388,000)	3,277,000
Operating leases liabilities	(1,184,000)
Deposits and other assets	(1,789,000)	179,000	149,000	90,000
Accounts payable	5,418,000	1,348,000	3,721,000	(12,727,000)
Accrued host payments and insurance fees	1,727,000	4,911,000	2,137,000	(5,727,000)
Accrued expenses and other liabilities	6,291,000	(1,739,000)	(4,806,000)	(4,236,000)
Deferred taxes	(547,000)	(797,000)	(480,000)	(1,272,000)
Deferred revenue	606,000	200,000	(140,000)	(958,000)
Net cash used in operating activities	(63,206,000)	(53,338,000)	(81,046,000)	(149,933,000)
Cash flows from Investing Activities:
Purchases of property and equipment	(1,607,000)	(871,000)	(1,505,000)	(367,000)
Proceeds from sale of property and equipment		381,000	414,000	783,000
Net cash provided by (used in) investing activities	(1,607,000)	(490,000)	(1,091,000)	416,000
Cash flows from Financing Activities:
Proceeds from exercise of common stock options	125,000	1,300,000	1,352,000	153,000
Proceeds from exercise of common stock warrants				3,000
Purchase of Treasury Stock				(53,000)
Issuance of Series D-3 convertible redeemable preferred stock, net of $50 issuance costs				1,000
Proceeds from Issuance of Series E, net of $26 issuance costs		616,000	616,000
Proceeds from Issuance of Series E-2 warrants		912,000	912,000	13,287,000
Issuance of Series E convertible redeemable preferred stock, net of $319 issuance costs				28,913,000
Proceeds from issuance of Securities				59,595,000
Proceeds from issuance of subordinated convertible promissory notes payable		28,420,000	29,420,000	26,800,000
Exercise of Series E-2 preferred stock warrant into 6,706,750 Series E-2 convertible redeemable preferred stock				7,000
Proceeds from exercise of Series E-3 Warrants		1,000	1,000
Proceeds from Deutsche Bank loan, net of $607 issuance costs and $675 debt discount			73,718,000
Repayment of Horizon loan			(25,000,000)
Horizon loan repayment and extinguishment fees			(1,875,000)
Repayment of notes payable				(6,970,000)
Proceeds from issuance of Bridge Loans	27,050,000
Related Party advance on financing	4,750,000
Repayment of PGE loan	(240,000)	(90,000)	(177,000)
Proceeds from issuance of notes payable, net of $2 issuance costs		6,998,000	6,998,000	28,789,000
Net Cash Provided by Financing Activities	31,685,000	38,157,000	85,965,000	150,525,000
Effect of Foreign Currency Translation on Cash	(2,522,000)	(1,182,000)	(1,641,000)	1,849,000
Net Increase (Decrease) in Cash and Cash Equivalents and Restricted Cash	(35,650,000)	(16,853,000)	2,187,000	2,857,000
Cash and Cash Equivalents and Restricted Cash, beginning of year	66,466,000	64,279,000	64,279,000	61,422,000
Cash and Cash Equivalents and Restricted Cash, end of year	30,816,000	47,426,000	66,466,000	64,279,000
Cash paid for:
Cash paid for interest			6,392,000	1,453,000
Non-cash investing and financing activities:
Issuance of Representative Shares				445,398,000
Issuance of Series E-1 convertible redeemable preferred stock in connection with conversion of Securities				56,609,000
Conversion of Securities to Series E-3 warrants				21,395,000
Conversion of Subordinated Convertible Promissory Note				24,145,000
Issuance of Common Stock warrants in connection with Series E preferred stock issuance				2,681,000
Exchange of 72,808,237 shares of common stock into 72,808,237 convertible preferred				284,047,000
Issuance Of Convertible Redeemable Preferred Stock In Connection With Redemption Of Notes				20,667,000
Exercise of Series E-2 Preferred stock warrants into Series E-2 convertible redeemable preferred stock			301,000	8,048,000
Property and equipment unpaid at period end			72,000
Exercise of Series E-3 Preferred stock warrants into Series E-3 convertible redeemable preferred stock			3,213,000
Issuance of common stock to settle liability Settlement			1,099,000
Receivable at period end from exercise of common stock options			13,000
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	27,216,000	43,476,000	62,516,000	49,879,000
Restricted cash included in current assets	3,600,000	3,950,000	3,950,000	14,400,000
Total Cash, Cash Equivalents and Restricted Cash, end of year	30,816,000	47,426,000	66,466,000	$ 64,279,000
Interprivate II Acquisition Crop [Member]
Cash flows from Operating Activities:
Net income (loss)	(220,264)	(2,585,255)	(2,619,935)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on warrant liabilities	(3,878,572)	912,766	598,718
Offering costs attributable to warrant liabilities		6,835	6,835
Interest earned on marketable securities held in Trust Account	(823,607)	(54,504)	(104,868)
Unrealized loss on marketable securities held in Trust Account	(983,987)	17,547	33,626
Change in fair value - warrant liability			598,718
Net changes in operating assets and liabilities, net of acquisitions:
Prepaid expenses and other current assets	163,808	(357,624)	(290,228)
Related party payable	388,959		50,320
Accrued expenses and other liabilities	4,851,606	1,060,872	1,198,968
Net cash used in operating activities	(502,057)	(999,363)	(1,126,564)
Cash flows from Investing Activities:
Investment of cash in Trust Account		(258,750,000)	(258,750,000)
Withdrawals from (deposits to) Trust Account	421,391
Net cash provided by (used in) investing activities	421,391	(258,750,000)	(258,750,000)
Cash flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		253,575,000	253,575,000
Proceeds from sale of Private Placement Warrants		6,925,000	6,925,000
Repayment of promissory note — related party		(149,476)	(149,476)
Payment of offering costs		(502,651)	(502,651)
Related Party advance on financing		149,476	149,476
Net Cash Provided by Financing Activities		259,997,349	259,997,349
Net Increase (Decrease) in Cash and Cash Equivalents and Restricted Cash	(80,666)	247,986	120,785
Cash and Cash Equivalents and Restricted Cash, beginning of year	120,785
Cash and Cash Equivalents and Restricted Cash, end of year	40,119	247,986	120,785
Non-cash investing and financing activities:
Initial classification of Common Stock subject to possible redemption			258,570,000
Offering costs paid by Sponsor in exchange for issuance of Founder Shares		25,000	25,000
Issuance of Representative Shares		20	20
Remeasurement in value of common stock subject to redemption	(1,142,679)	(36,957)
Deferred offering costs in accrued expenses			85,000
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	40,119		120,785
Total Cash, Cash Equivalents and Restricted Cash, end of year	$ 40,119	$ 247,986	$ 120,785